Document and Entity Information	Jun. 08, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001825024
Document Type	8-K
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	2150 E. Germann Road
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	(844)
Local Phone Number	388-4539
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Warrants To Purchase Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	OPADWS
Security Exchange Name	NYSE